Financial Assets at Fair Value through Profit or Loss - Summary of Trading Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Trading assets	€ 116,748	€ 114,504
Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Trading assets	7,477	9,863
Equity securities [member]
Disclosure of fair value measurement of assets [line items]
Trading assets	13,666	9,513
Derivatives [member]
Disclosure of fair value measurement of assets [line items]
Trading assets	27,444	38,231
Loans and receivables [member]
Disclosure of fair value measurement of assets [line items]
Trading assets	€ 68,161	€ 56,897